Schedule of reconciliation of fair value measurements categorized within level 1 and level 3 of the fair value hierarchy (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of fair value measurement of assets [line items]
Beginning Balance		₨ 7,247,216
Liabilities at end of period	$ 62,677	4,584,216	₨ 7,247,216
Level 1 and 3 Of Fair Value Hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		1,218,266	1,573,802
Charge to profit or loss		(378,994)	(390,101)
Effects of movements in foreign exchange rates		(6,881)	34,565
Liabilities at end of period		32,391	1,218,266
Advance paid towards final payment		(800,000)
Ordinary Warrants [Member] | Macquarie Corporate Holdings Pty Limited [Member] | Level 1 and 3 Of Fair Value Hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		2	94
Charge to profit or loss		441	(92)
Effects of movements in foreign exchange rates		(7)
Liabilities at end of period		436	2
Advance paid towards final payment
Quoted Warrants [member] | Level 1 and 3 Of Fair Value Hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		418,264	383,669
Charge to profit or loss		(379,435)
Effects of movements in foreign exchange rates		(6,874)	34,565
Liabilities at end of period		31,955	418,264
Advance paid towards final payment
Liability For Acquisition of Business [member] | Level 1 and 3 Of Fair Value Hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		800,000	1,190,009
Charge to profit or loss			(390,009)
Effects of movements in foreign exchange rates
Liabilities at end of period			₨ 800,000
Advance paid towards final payment		₨ (800,000)